Allowance For Loan Losses (Schedule Of Aging Analysis Of Accruing And Non-Accruing Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 3,024,215	$ 2,836,419
Impaired Financing Receivable, Recorded Investment, Past Due	0	506
Non-accrual	13,701	16,948
Gross loans	3,046,226	2,862,534
Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,441,086	1,373,604
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	4,302	2,918
Gross loans	1,451,462	1,383,133
Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	141,192	146,493
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	100	136
Gross loans	141,965	147,036
Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	183,615	162,435
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	1,958	2,745
Gross loans	185,667	165,340
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,221,344	1,114,953
Impaired Financing Receivable, Recorded Investment, Past Due	0	506
Non-accrual	7,341	11,149
Gross loans	1,229,516	1,127,581
Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	32,506	35,886
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Gross loans	32,545	36,083
DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	4,472	3,048
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Gross loans	5,071	3,361
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	7,067	6,946
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	5,364	5,261
Financing Receivables, 30 to 59 Days Past Due [Member] | Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	423	318
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	94	141
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	553	762
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	38	154
Financing Receivables, 30 to 59 Days Past Due [Member] | DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	595	310
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	861	1,220
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	637	932
Financing Receivables, 60 to 89 Days Past Due [Member] | Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	219	65
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	211
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	1	9
Financing Receivables, 60 to 89 Days Past Due [Member] | DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	4	3
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	382	495
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	73	418
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	31	24
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	19
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	278	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	34
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 0	$ 0